FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of assumptions in the Black-Scholes model in calculating fair value of warrants

	December 31,
	2019	2020	2021
Expected term	3	2.25	1.25
Expected dividend yield	0%	0%	0%
Expected volatility	78.11%	96.83%	83.00%
Risk-free interest rate	1.91%	0.42%	0.75%

Summary of change in the fair value of the preferred share warrants liability

	2020	2021
Beginning of year	$5,163	$5,366
Change in fair value	203	13,257
End of year	$5,366	$18,623